Schedule of generating units in operation (Details)	12 Months Ended
Dec. 31, 2021
C T G 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GUEMTG01
[custom:Tecnology]	TG
[custom:Power]	100 MW
[custom:ApplicableRregime]	Energy Plus Res. No. 1,281/06	[1]
C T G 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GUEMTV11
[custom:Tecnology]	TV
[custom:Power]	≤100 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C T G 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GUEMTV12
[custom:Tecnology]	TV
[custom:Power]	≤100 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C T G 4 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GUEMTV13
[custom:Tecnology]	TV
[custom:Power]	>100 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
Piquirenda 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	PIQIDI 01-10
[custom:Tecnology]	DI
[custom:Power]	≤42 MW
[custom:ApplicableRregime]	Resolution No. 440/21 (2)	[1],[2]
C P B 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	BBLATV29
[custom:Tecnology]	TV
[custom:Power]	>100 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C P B 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	BBLATV30
[custom:Tecnology]	TV
[custom:Power]	>100 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C T Ing White 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	BBLMD01-06
[custom:Tecnology]	MCI
[custom:Power]	100 MW
[custom:ApplicableRregime]	Resolution No. 21/16	[1]
C T L L 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	LDLATG01/TG02/TG03/TV01
[custom:Tecnology]	CC
[custom:Power]	>150 MW
[custom:ApplicableRregime]	Resolution No. 440/21 (2)	[1],[2]
C T L L 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	LDLATG04
[custom:Tecnology]	TG
[custom:Power]	105 MW
[custom:ApplicableRregime]	Res. No 220/07 (75%)	[1]
C T L L 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	LDLATG05
[custom:Tecnology]	TG
[custom:Power]	105 MW
[custom:ApplicableRregime]	Resolution No. 21/16	[1]
C T L L 4 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	LDLMDI01
[custom:Tecnology]	DI
[custom:Power]	≤42 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C T G E B A 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GEBATG01/TG02/TV01
[custom:Tecnology]	CC
[custom:Power]	>150 MW
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
C T G E B A 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GEBATG03
[custom:Tecnology]	TG
[custom:Power]	169 MW
[custom:ApplicableRregime]	Energy Plus Res. No. 1,281/06	[1]
C T G E B A 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	GEBATG03/TG04/TV02
[custom:Tecnology]	CC
[custom:Power]	400 MW
[custom:ApplicableRregime]	Resolution No. 287/17	[1]
Ecoenergia 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	CERITV01
[custom:Tecnology]	TV
[custom:Power]	14 MW
[custom:ApplicableRregime]	Energy Plus Res. No. 1,281/06	[1]
C T Parque Pilar 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	PILBD01-06
[custom:Tecnology]	MCI
[custom:Power]	100 MW
[custom:ApplicableRregime]	Resolution No. 21/16	[1]
C T B 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	EBARTG01 - TG02
[custom:Tecnology]	TG
[custom:Power]	567 MW
[custom:ApplicableRregime]	Resolution No. 220/07	[1]
H I D I S A 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	AGUA DEL TORO
[custom:Tecnology]	HI
[custom:Power]	HI – Media 120<P≤300
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
H I D I S A 2 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	EL TIGRE
[custom:Tecnology]	HI
[custom:Power]	Renewable ≤ 50
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
H I D I S A 3 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	LOS REYUNOS
[custom:Tecnology]	HB
[custom:Power]	HB – Media 120<P≤300
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
H I D I S A 4 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	NIHUIL I - II - III
[custom:Tecnology]	HI
[custom:Power]	HI – Small 50<P≤120
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
H P P L 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	PPLEHI
[custom:Tecnology]	HI
[custom:Power]	HI – Media 120<P≤300
[custom:ApplicableRregime]	Resolution No. 440/21	[1]
P E M Cebreiro 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	CORTEO
[custom:Tecnology]	Wind
[custom:Power]	100 MW
[custom:ApplicableRregime]	Renovar	[1]
P E P E I I [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	PAMEEO
[custom:Tecnology]	Wind
[custom:Power]	53 MW
[custom:ApplicableRregime]	MAT Resolution No. 287/17	[1]
P E P E I I I [Member]
IfrsStatementLineItems [Line Items]
[custom:GeneratingUnit]	BAHIEO
[custom:Tecnology]	Wind
[custom:Power]	53 MW
[custom:ApplicableRregime]	MAT Resolution No. 287/17	[1]

[1]	Subsequent power and energy is remunerated in the spot market according to Resolution No. 440/21.
[2]	During the months of July and October, the contracts under Resolution No. 220/07 of CTP and TV01 of CTLL, respectively, have ended. Power and energy will be remunerated in the spot market according to Resolution No. 440/21.